GENERAL (Details)	Dec. 31, 2012		Dec. 31, 2011
Matrix [Member]
Equity Method Investment, Ownership Percentage	50.10%		50.00%
Magic [Member]
Equity Method Investment, Ownership Percentage	52.30%		51.10%
Sapiens [Member]
Equity Method Investment, Ownership Percentage	56.60%	[1]	47.30%	[1]

[1]	From August 21, 2011 until January 27, 2012, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting (see Note 3(e)).